June 30, 2008

Supplement

SUPPLEMENT DATED JUNE 30, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SPECIAL VALUE FUND
Dated November 30, 2008

The first paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’ is hereby deleted and replaced with the following:

As of May 31, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Richard Glass:    $10,001 - $50,000

Alexander Yaggy:    $10,001 - $50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.